OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
The outstanding balance of other assets as of December 31, 2023 and 2022 is as follows:

	As of December 31,
	2023	2022
Current
Unbilled Subscriptions	22,685	15,197
Other resales contracts	9,068	—
TOTAL	31,753	15,197

Non-current
Unbilled Subscriptions	4,088	10,657
TOTAL	4,088	10,657